Shareholder Report, Holdings (Details)	Mar. 31, 2026
Polar Capital Emerging Market Stars Fund | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Polar Capital Emerging Market Stars Fund | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Polar Capital Emerging Market Stars Fund | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Polar Capital Emerging Market Stars Fund | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Polar Capital Emerging Market Stars Fund | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Polar Capital Emerging Market Stars Fund | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Polar Capital Emerging Market Stars Fund | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Polar Capital Emerging Market Stars Fund | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Polar Capital Emerging Market Stars Fund | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Polar Capital International Small Company Fund | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Polar Capital International Small Company Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Polar Capital International Small Company Fund | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Polar Capital International Small Company Fund | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Polar Capital International Small Company Fund | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Polar Capital International Small Company Fund | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Polar Capital International Small Company Fund | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Polar Capital International Small Company Fund | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Polar Capital International Small Company Fund | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Polar Capital International Small Company Fund | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%